Details of Significant Accounts - Changes in liabilities from financing activities, schedule of changes in liabilities from financing activities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Changes in liabilities from financing activities
Balance at the beginning	$ 1,102
Changes in cash flow from financing activities	(274)
Change in fair value through profit and loss	(392)
Changes in other non-cash items – additions	235
Balance at the end	671
Financial liabilities at fair value through profit or loss
Changes in liabilities from financing activities
Balance at the beginning	419
Changes in cash flow from financing activities	0
Change in fair value through profit and loss	(392)
Changes in other non-cash items – additions	0
Balance at the end	27
Lease liabilities (including current portion)
Changes in liabilities from financing activities
Balance at the beginning	683
Changes in cash flow from financing activities	(274)
Change in fair value through profit and loss	0
Changes in other non-cash items – additions	235
Balance at the end	$ 644